Operating Leases Operating Leases (Tables)	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of June 30, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, is as follows:

Future Minimum Rental Income
July 1, 2012 through December 31, 2012	$2,312,703
2013	4,625,405
2014	4,625,405
2015	4,586,080
2016	4,573,908
2017	4,459,102
Thereafter	48,641,993
$73,824,596